Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	Number of Common Shares	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)	Equity Reserves	Treasury Shares
Balance, amount at Dec. 31, 2023	$ 106,001	$ 151,688	$ (5,208)	$ (51,423)	$ 11,041	$ (97)
Balance, shares at Dec. 31, 2023		128,728,248
Statement [Line Items]
At the market issuances, shares		5,050,585
At the market issuances, amount	3,906	$ 3,906	0	0	0	0
Exercise of options, shares		561,000
Exercise of options, amount	372	$ 572			(200)
Vesting of RSUs, shares		1,197,709
Vesting of RSUs, amount	0	$ 1,018	0	0	(1,018)	0
Issuance costs	(276)	(276)	0	0	0	0
Share-based payments	1,601	0	0	0	1,601	0
Net income for the period	3,008	0	0	3,008	0	0
Currency translation differences	(123)	0	(123)	0	0	0
Balance, amount at Sep. 30, 2024	114,489	$ 156,908	(5,331)	(48,415)	11,424	(97)
Balance, shares at Sep. 30, 2024		135,537,542
Balance, amount at Dec. 31, 2024	125,399	$ 163,325	(6,035)	(43,323)	11,529	(97)
Balance, shares at Dec. 31, 2024		140,565,642
Statement [Line Items]
At the market issuances, shares		9,953,995
At the market issuances, amount	37,538	$ 37,538	0	0	0	0
Exercise of options, shares		2,562,615
Exercise of options, amount	1,660	$ 3,165	0	0	(1,505)	0
Vesting of RSUs, shares		1,308,296
Vesting of RSUs, amount	0	$ 1,008	0	0	(1,008)	0
Issuance costs	(1,602)	(1,602)	0	0	0	0
Share-based payments	2,847	0	0	0	2,847	0
Net income for the period	16,183	0	0	16,183	0	0
Currency translation differences	439	0	439	0	0	0
Carrying value of RSUs forfeited for withholding taxes	(342)	0	0	0	(342)	0
Expiration of options	0	0	0	65	(65)	0
Balance, amount at Sep. 30, 2025	$ 182,122	$ 203,434	$ (5,596)	$ (27,075)	$ 11,456	$ (97)
Balance, shares at Sep. 30, 2025		154,390,548